Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentrations [Line Items]
FDIC insured limit (in Dollars)	$ 250,000
Customer Concentration Risk [Member] | Revenue [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%	100.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue [Member]
Concentrations [Line Items]
Concentration risk percentage	85.00%	57.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk percentage	97.00%	60.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue [Member]
Concentrations [Line Items]
Concentration risk percentage	14.00%	21.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue [Member]
Concentrations [Line Items]
Concentration risk percentage		11.00%
Customer Concentration Risk [Member] | Another Customer [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk percentage		38.00%